Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (675,684)	$ (198,628)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation	403,847
Changes in operating assets and liabilities:
Accounts receivable	(5,952)	(2,704)
Prepaid expense		1,263
Accounts payable	22,903	86,498
Accrued liabilities	9,740	1,521
Accrued liabilities – related party	5,379	1,805
Net cash used in operating activities	(239,767)	(110,245)
Cash flows from investing activities
Cash flows from financing activities:
Proceeds from related party convertible debt	65,000
Proceeds from Convertible Debt	150,000
Proceeds from PPP Loan		23,750
Proceeds from SBA Loan		78,500
Proceeds from contributions from related parties	5,566	10,500
Net cash provided by financing activities	220,566	112,750
Net change in cash	(19,201)	2,505
Cash and cash equivalents at beginning of period	28,975	26,470
Cash and cash equivalents at end of period	9,774	28,975
Supplemental cash flow information:
Cash paid for interest
Cash paid for income taxes